INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Tax Charges
Taxes on profits assessable elsewhere have been calculated at the rates of tax prevailing in the jurisdictions in which the Group operates.

(Dollars in millions)	2025	2024	2023
Current – United States of America	$4.5	$1.0	$0.5
Current – Elsewhere	9.7	17.9	(2.4)
Deferred (note 17)	—	—	—
Total tax charge/(credit) for the year	$14.2	$18.9	$(1.9)

Summary of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rates
A reconciliation of the tax charge/(credit) applicable to loss before tax at the statutory rates for the countries (or jurisdictions) in which the Company and the majority of its subsidiaries are domiciled to the tax expense/(credit) at the effective tax rates is as follows:

(Dollars in millions, except percentages)	2025	Change %	2024	Change %	2023	Change %
Loss before tax	$(282.6)		$(158.1)		$(520.2)
At the statutory blended US federal and state income tax rate of 25.0% (2024: 25.1%; 2023: 24.3%)	(70.7)	25.0%	(39.6)	25.1%	(126.6)	24.3%
Effect of tax rate differences and preferential tax rate in other countries and regions	32.6	(11.5)%	3.9	(2.4)%	51.1	(9.8)%
Research and development credit	(16.0)	5.7%	(13.3)	8.4%	(8.9)	1.7%
State rate change	4.5	(1.6)%	(3.3)	2.0%	5.9	(1.1)%
Effect of non-deductible expenses	14.1	(5.0)%	5.0	(3.1)%	2.1	(0.4)%
Tax losses and deductible temporary differences not recognized	16.2	(5.7)%	53.8	(34.1)%	83.0	(16.0)%
Share-based compensation income tax benefit	8.0	(2.8)%	(1.1)	0.7%	(7.9)	1.5%
Special tax adjustment	1.1	(0.4)%	8.7	(5.5)%	—	—%
Loan Restructuring	16.6	(5.9)%	—	—%	—	—%
Others	7.8	(2.8)%	4.8	(3.0)%	(0.6)	0.2%
Tax charge/(benefit) at the Company’s effective rate	$14.2	(5.0)%	$18.9	(11.9)%	$(1.9)	0.4%